Merger Transaction - Schedule of Net Proceeds from the Merger (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Sources
Total Cash in IPXX going into the Merger	$ 30,867
Uses
Transaction costs allocated to equity	(7,931)
Issuance costs for the PIPE investment	(400)
FPA Prepayments	(20,789)
Other Expenses and Prepayments	(1,658)
Total Cash used immediately after the merger	(30,778)
Net Cash to USARE LLC	89
Transaction costs allocated to equity	350
Net cash used by USARE LLC	(350)
Cash - PIPE investment [Member]
Sources
Total Cash in IPXX going into the Merger	8,000
Cash - IPXX Trust Account [Member]
Sources
Total Cash in IPXX going into the Merger	22,843
Cash - IPXX Op Account (Blitzer note) [Member]
Sources
Total Cash in IPXX going into the Merger	$ 24